Intangible assets (Details) - USD ($)	1 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Jun. 30, 2022
Disclosure Of Intangible Assets Text Block Abstract
Common shares issued (in Shares)				3,000,000
Fair value				$ 264,096	$ 9,153
Primary term				5 years
Renewal periods				3 years
Intangible asset determined life				14 years
Acquired amount	$ 55,500	$ 17,500	$ 67,251